Securitizations And Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2012
Fair value of retained interests

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥163	¥—	¥163	¥161	¥2
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥163	¥2	¥165	¥163	¥2

	Billions of yen
	September 30, 2012
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥172	¥—	¥172	¥169	¥3
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥172	¥2	¥174	¥171	¥3

Fair value of firm's retained interests and sensitivity of this fair value

	Billions of yen, except percentages
	Material retained interests held(1)
	March 31, 2012	September 30, 2012
Fair value of retained interests(1)	¥157	¥159
Weighted-average life (Years)	7.0	5.8
Constant prepayment rate	8.1%	9.6%
Impact of 10% adverse change	(1.3)	(4.4)
Impact of 20% adverse change	(2.4)	(6.9)
Discount rate	3.3%	3.3%
Impact of 10% adverse change	(3.7)	(3.5)
Impact of 20% adverse change	(7.1)	(5.3)

(1)	The sensitivity analysis covers the material retained interests held of ¥157 billion out of ¥165 billion as of March 31, 2012 and ¥159 billion out of ¥174 billion as of September 30, 2012.

Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and carrying value of financial assets

	Billions of yen
	March 31, 2012	September 30, 2012
Assets
Trading assets
Equities	¥116	¥57
Debt securities	84	75
Mortgage and mortgage-backed securities	27	19
Long-term loans receivable	21	9

Total	¥248	¥160

Liabilities
Long-term borrowings	¥223	¥148

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2012	September 30, 2012
Consolidated VIE assets
Cash and cash equivalents	¥52	¥42
Trading assets
Equities	730	645
Debt securities	180	255
Mortgage and mortgage-backed securities	84	74
Investment trust funds and other	0	—
Derivatives	4	4
Private equity investments	1	1
Securities purchased under agreements to resell	7	2
Office buildings, land, equipment and facilities(1)	140	139
Other(1)	408	387

Total	¥1,606	¥1,549

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥4	¥3
Derivatives	38	16
Securities sold under agreements to repurchase	0	4
Borrowings
Short-term borrowings	—	—
Long-term borrowings	992	981
Other	35	30

Total	¥1,069	¥1,034

(1)	Includes real estate and real estate for sale held by SPEs related to a consolidated subsidiary.

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2012
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥58	¥—	¥58
Debt securities	133	—	133
Mortgage and mortgage-backed securities	2,137	—	2,137
Investment trust funds and other	96	—	96
Derivatives	0	9	27
Private equity investments	25	—	25
Loans
Short-term loans	2	—	2
Long-term loans	29	—	29
Other	5	—	5
Commitments to extend credit and other guarantees	—	—	19

Total	¥2,485	¥9	¥2,531

	Billions of yen
	September 30, 2012
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities

Trading assets and liabilities
Equities	¥46	¥—	¥46
Debt securities	163	—	163
Mortgage and mortgage-backed securities	2,255	—	2,255
Investment trust funds and other	226	—	226
Derivatives	0	—	15
Private equity investments	24	—	24
Loans
Short-term loans	7	—	7
Long-term loans	70	—	70
Other	5	—	5
Commitments to extend credit and other guarantees	—	—	25

Total	¥2,796	¥—	¥2,836